Note 9 - Restructuring Charges and Expenses (Details Textual)	1 Months Ended			12 Months Ended
	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Charges, Total					$ 1,285,000
Organizational Realignment [Member]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent			33.00%
Restructuring and Related Cost, Number of Positions Eliminated				44
Organizational Realignment [Member] | Employee Severance [Member]
Restructuring Charges, Total			$ 519,000
Cost Reduction Plan [Member]
Restructuring and Related Cost, Number of Positions Eliminated		24
Number of Facilities Subleased and Ceased to Use	1
Cost Reduction Plan [Member] | Employee Severance [Member]
Restructuring Charges, Total		$ 416,000
Cost Reduction Plan [Member] | Facility Closing [Member]
Restructuring Charges, Total	$ 388,000
Cost Reduction Plan [Member] | Facility Closing [Member] | Accrued Expenses and Other Current Liabilities [Member]
Restructuring Reserve, Current					$ 98,000